SCHEDULE OF INFORMATION RELATED TO OPERATIONS OF REPORTABLE OPERATING SEGMENTS (Details) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2025		Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenue from renewable energy projects	$ 66,000		$ 44,000	$ 210,000	$ 263,000
Cost related to renewable energy projects	(14,000)		(28,000)	(165,000)	(55,000)
Share based compensation to employees and directors		[1]		1,000	23,000
Depreciation				(18,000)	(21,000)
Total Operating loss	(619,000)		(899,000)	(4,320,000)	(7,578,000)
Net loss	(1,257,000)		(822,000)	(5,347,000)	(7,260,000)
Research and development expenses	(20,000)		(116,000)	(369,000)	(1,938,000)
Interest of loans				(16)
Operating Segments [Member]
Segment Reporting Information [Line Items]
Professional services	(238,000)		(302,000)	(2,009,000)	(1,831,000)
Share based compensation to employees and directors	(41,000)		(140,000)	(1,055,000)	(2,444,000)
Depreciation	(3,000)		(5,000)	(18,000)	(21,000)
Other general and administrative expenses	(62,000)		(158,000)	(202,000)	(396,000)
Total Operating loss	(421,000)		(708,000)	(3,284,000)	(4,692,000)
Financing (expenses) income, net	(736,000)		5,000	(155,000)	47,000
Other income			12,000	428,000	985,000
Changes in fair value of investments measured under the fair value option	175,000		84,000	(1,300,000)	(714,000)
Net loss	(1,257,000)		(822,000)	(5,347,000)	(7,260,000)
Research and development expenses			(103,000)
Interest of loans	(77,000)
Other loss			(12,000)	(428,000)	(985,000)
Operating Segments [Member] | Pathogen Prevention And Prolong Shelf Life [Member]
Segment Reporting Information [Line Items]
Revenue from renewable energy projects	66,000		44,000	210,000	263,000
Cost related to renewable energy projects	(270,000)		(235,000)	(896,000)	(1,361,000)
Operating loss from Renewable energy projects	(204,000)		(191,000)	(686,000)	(1,098,000)
Operating Segments [Member] | N2O Emissions Global Warming Solutions [Member]
Segment Reporting Information [Line Items]
Revenue from renewable energy projects
Cost related to renewable energy projects				(350,000)	(1,788,000)
Operating loss from Renewable energy projects				$ (350,000)	$ (1,788,000)
Operating Segments [Member] | Renewable Energy Projects [Member]
Segment Reporting Information [Line Items]
Revenue from renewable energy projects
Cost related to renewable energy projects	(71,000)
Operating loss from Renewable energy projects	$ (71,000)

[1]	Less than $1 thousand.